Basis of Presentation - Operating Vessels (Table) (Details)	3 Months Ended	12 Months Ended
	Mar. 23, 2016	Dec. 31, 2016
Milos
Vessel details
Year Built		2007
Date Acquired		Jun. 29, 2007
Serifos
Vessel details
Year Built		2007
Date Acquired		Nov. 20, 2007
Kithnos
Vessel details
Year Built		2007
Date Acquired		Nov. 30, 2007
Mykonos
Vessel details
Year Built		2008
Date Acquired		Jun. 25, 2008
Umnenga
Vessel details
Year Built	1993	1993
Size (dwt)	66,895
Date Acquired		Mar. 23, 2016
Santorini
Vessel details
Year Built		2008
Date Acquired		Sep. 26, 2008
Patmos
Vessel details
Year Built		2008
Date Acquired		Nov. 18, 2008
Paros I
Vessel details
Year Built		2008
Date Acquired		Nov. 25, 2008
Kimolos
Vessel details
Year Built		2008
Date Acquired		Mar. 04, 2008
Kerkyra
Vessel details
Year Built		2009
Date Acquired		Jul. 29, 2009
Kalymnos
Vessel details
Year Built		2009
Date Acquired		Feb. 20, 2009
Paxoi
Vessel details
Year Built		2009
Date Acquired		Nov. 20, 2009
Ithaki
Vessel details
Year Built		2009
Date Acquired		Sep. 01, 2009
Kefalonia
Vessel details
Year Built		2009
Date Acquired		Oct. 15, 2009
PT22
Vessel details
Year Built		2001
Date Acquired		May 29, 2009
Lefkas
Vessel details
Year Built		2010
Date Acquired		Mar. 16, 2010
Andros
Vessel details
Year Built		2010
Date Acquired		Feb. 05, 2010
Zakynthos
Vessel details
Year Built		2010
Date Acquired		Jan. 20, 2010
Kythira
Vessel details
Year Built		2010
Date Acquired		Apr. 30, 2010
Dilos
Vessel details
Year Built		2010
Date Acquired		May 05, 2010
Nisyros
Vessel details
Year Built		2010
Date Acquired		Jun. 01, 2010
Leros
Vessel details
Year Built		2010
Date Acquired		Sep. 03, 2010
Kassos
Vessel details
Year Built		2010
Date Acquired		Oct. 29, 2010
Tilos
Vessel details
Year Built		2011
Date Acquired		Mar. 28, 2011
Anafi
Vessel details
Year Built		2011
Date Acquired		Apr. 06, 2011
Halki
Vessel details
Year Built		2011
Date Acquired		Jul. 28, 2011
Sikinos
Vessel details
Year Built		2011
Date Acquired		Aug. 11, 2011
Symi
Vessel details
Year Built		2012
Date Acquired		Apr. 11, 2012
Amorgos
Vessel details
Year Built		2007
Date Acquired		Dec. 21, 2007
PT40
Vessel details
Year Built		2014
Date Acquired		May 01, 2015
Ios I
Vessel details
Year Built		2010
Date Acquired		Sep. 08, 2010